Investments in Affiliates (Notes)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Investments in Affiliates
Investments in Affiliates

We have investments in several businesses accounted for using the equity method of accounting. Investees and equity ownership percentages are presented below:

Equity Ownership %
Combined Metals of Chicago, LLC	40.0%
Delaco Processing, LLC	49.0%
Rockport Roll Shop LLC	50.0%
Spartan Steel Coating, LLC	48.0%

Cost of products sold includes $7.0, $12.3 and $6.7 in 2017, 2016 and 2015 for our share of income of equity investees other than Magnetation. Our share of loss from Magnetation through the first quarter of 2015 is included in other income (expense) and totaled $16.3. No amounts for Magnetation are included in our results after March 31, 2015, when the investment was written off. As of December 31, 2017, our carrying cost of our investment in Spartan Steel exceeded our share of the underlying equity in net assets by $10.8. This difference is being amortized and the amortization expense is included in cost of products sold.

Summarized financial statement data for all investees is presented below. The financial results for Magnetation are only included through March 31, 2015, since it was unlikely after that date that we would retain our equity interest as a result of Magnetation’s bankruptcy.

	2017	2016	2015
Revenue	$292.7	$286.4	$356.4
Gross profit	88.9	96.3	68.3
Net income (loss)	20.7	31.8	(9.8)

	2017	2016
Current assets	$115.2	$94.1
Noncurrent assets	73.5	66.0
Current liabilities	16.2	14.4
Noncurrent liabilities	58.9	44.8

We regularly transact business with these equity investees. Transactions with all equity investees, including Magnetation, for the years indicated are presented below:

	2017	2016	2015
Sales to equity investees	$80.6	$69.2	$61.4
Purchases from equity investees	33.0	213.5	251.0

Outstanding receivables and payables with all equity investees as of the end of the year indicated are presented below:

	2017	2016
Accounts receivable from equity investees	$0.7	$2.6
Accounts payable to equity investees	4.1	4.1

Magnetation

As of March 31, 2015, we concluded that our 49.9% equity interest in Magnetation was fully impaired and recorded a non-cash impairment charge of $256.3 for the quarter ended March 31, 2015. Before March 31, 2015, we believed that the fair value of our interest in Magnetation exceeded its carrying amount and that despite near-term temporary pressures on liquidity, long-term cash flow projections of Magnetation were sufficient to allow us to recover our investment in Magnetation. However, a combination of events and circumstances caused Magnetation to face near-term liquidity issues during the first quarter of 2015. On May 5, 2015, Magnetation and its subsidiaries filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code with the United States Bankruptcy Court for the District of Minnesota.

On October 6, 2016, the Bankruptcy Court approved a Global Settlement Agreement (“Settlement Agreement”) among us, Magnetation, Magnetation Inc., and Magnetation’s revolving credit facility lenders, senior secured noteholders and debtor-in-possession facility lenders to terminate the iron ore pellet offtake agreement with Magnetation and to wind down Magnetation’s business. Among other terms of the Settlement Agreement, we agreed to make a cash payment (“Termination Payment”) to Magnetation’s Chapter 11 estate in order to terminate our offtake agreement with Magnetation and cease purchasing iron ore pellets from Magnetation. The next day, the transactions contemplated by the Settlement Agreement were completed and we made a Termination Payment of $36.6, thereby terminating the pellet offtake agreement.

Also in connection with the approval of the Settlement Agreement and the payment of the Termination Payment to the bankruptcy estate, we recognized a charge in the fourth quarter of 2016 for the Termination Payment and a charge of $32.9 for the present value of remaining obligations under contracts with other third parties to transport pellets to our facilities. In the fourth quarter of 2017, we reached an agreement for transportation services that provides a timeframe to begin using the rail cars that were idled after the termination of the pellet supply agreement. As a result, we recorded a credit of $19.3 during the fourth quarter of 2017 to reduce the unpaid liability.